Leases - Summary of Amounts Recognised in Statement of Cash Flows (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Operating Lease [Abstract]
Total cash outflows for leases	$ 6,212